OTHER INCOME (EXPENSES), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
OTHER INCOME (EXPENSES), NET [Abstract]
Exchange income (loss), net	$ (9,375)	¥ (60,735)	¥ (3,996)	¥ 30,822
Forward foreign currency contract gain (loss)			¥ (7,680)	¥ 8,565
Share of net loss of equity investees	$ (63)	¥ (407)
Other non-operating income	4,015	26,010	¥ 11,880	¥ 8,558
Other non-operating expenses	(914)	(5,921)	(17,210)	(20,023)
Other income (expenses), net	$ (6,337)	¥ (41,053)	¥ (17,006)	¥ 27,922